VESSELS UNDER CAPITAL LEASES, NET (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Capital Leased Assets

(in thousands of $)	2016	2015
Cost	168,577	168,577
Accumulated depreciation and amortization	(57,391)	(51,850)
Net book value	111,186	116,727